Summary of Significant Accounting Policies - Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer hardware
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Website design
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years